Derivatives - Derivatives Designated as Accounting Hedges - Fair Value Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	$ (6,206)		$ (69)		$ (3,186)
Hedged Item	4,448		(718)		2,134
Hedge Ineffectiveness	(1,758)		(787)		(1,052)
Interest Rate Risk On Long Tern Debt [Member] | Interest Expense [Member]
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	4,384	[1]	2,952	[1]	(4,858)	[1]
Hedged Item	(4,969)	[1]	(3,496)	[1]	4,082	[1]
Hedge Ineffectiveness	(585)	[1]	(544)	[1]	(776)	[1]
Interest Rate and Foreign Currency Risk on Long Term Debt [Member] | Interest Expense [Member]
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	780	[1]	(463)	[1]	932	[1]
Hedged Item	(1,057)	[1]	130	[1]	(858)	[1]
Hedge Ineffectiveness	(277)	[1]	(333)	[1]	74	[1]
Interest Rate Risk on Available For Sale Securities [Member] | Interest Income [Member]
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	(11,386)	[2]	(2,577)	[2]	791	[2]
Hedged Item	10,490	[2]	2,667	[2]	(1,141)	[2]
Hedge Ineffectiveness	(896)	[2]	90	[2]	(350)	[2]
Commodity Contract [Member] | Trading Account Profits (Losses) [Member]
Effect of Fair Value Hedges on Results of Operations [Abstract]
Derivative	16	[3]	19	[3]	(51)	[3]
Hedged Item	$ (16)	[3]	$ (19)	[3]	$ 51	[3]

[1]	Amounts are recorded in interest expense on long-term debt and in other income.
[2]	Amounts are recorded in interest income on AFS securities.
[3]	Amounts are recorded in trading account profits.